Share Capital Share Capital Summary (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Stock Issued During Period, Shares, Period Increase (Decrease)	15,126	8,764	11,108
Aggregate common shares issued in period, value	$ 5,414	$ 20,139	$ 85,257
Common Stock Issued, Warrants Exercised	3,508	349	2,101
Shares Issued For Warrants Exercised, Value	$ 3,652	$ 1,265	$ 2,712
Stock Issued During Period, Shares, Share-based Compensation	2,733	1,531	247
Stock Issued During Period, Value, Share-based Compensation	$ 520	$ (6)	$ 148